Convertible Loan Receivable - Schedule of Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value of the Convertible Loan Receivable (Details) - Level 3 [Member]	Dec. 31, 2025
Conversion ratio of EEH’s fully diluted share capital [Member]
Schedule of Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value of the Convertible Loan Receivable [Line Items]
Measurement input, fair value	5.1
Underlying asset value [Member]
Schedule of Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value of the Convertible Loan Receivable [Line Items]
Measurement input, fair value	12,012
Expected term (years) [Member]
Schedule of Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value of the Convertible Loan Receivable [Line Items]
Measurement input, fair value	2
Exercise price [Member]
Schedule of Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value of the Convertible Loan Receivable [Line Items]
Measurement input, fair value	1,156
Expected volatility [Member]
Schedule of Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value of the Convertible Loan Receivable [Line Items]
Measurement input, fair value	27.52
Risk-free interest rate [Member]
Schedule of Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value of the Convertible Loan Receivable [Line Items]
Measurement input, fair value	3.92
Risk-free interest rate [Member]
Schedule of Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value of the Convertible Loan Receivable [Line Items]
Measurement input, fair value